Credit facility	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Credit facility.
Credit facility

9.Credit facility

Since 2018, the Partnership has maintained a revolving credit facility (the “Facility”) with a borrowing capacity of $100,000 thousand, of which, as of September 30, 2022 and December 31, 2021, $0 and $30,000 thousand was outstanding, respectively.

The Facility is collateralized by all of the Partnership’s oil and natural gas properties and requires compliance with certain financial covenants. As of September 30, 2022, the Partnership, was in compliance with all covenants required by the Facility. Further, the Partnership did not have any unamortized loan origination costs as of September 30, 2022. As of December 31, 2021, the Partnership had unamortized loan origination costs of $62 thousand.

Additionally, the Facility bears interest at an annual base rate of the Prime Rate minus an acceptable margin of 0.50%. As of September 30, 2022 and December 31 2021, the weighted average interest rate on borrowed amounts was approximately 4.47% and 3.35%, respectively. As of September 30, 2022, the Partnership repaid amounts outstanding under the Facility and the Facility was terminated on October 24, 2022 in connection with the closing of the Business Combination and Granite Ridge’s entry into a new credit facility.

10.Credit facility

Since 2018, the Partnership has maintained a revolving credit facility (the “Facility”) which had an initial borrowing capacity of $24,000,000. As of December 31, 2021 and 2020, the borrowing capacity was $100,000,000 and $19,000,000, respectively, of which approximately $30,000,000 and $10,000,000, respectively was outstanding. The Facility has a maturity date of October 26, 2022.

The Facility is collateralized by all of the oil and natural gas properties of the Partnership and requires compliance with certain financial covenants. As of December 31, 2021 and 2020, the Partnership, was in compliance with all covenants required by the Facility. Further, the Partnership had unamortized loan origination costs of $62,000 and $103,000 as of December 31, 2021 and 2020, respectively.

Additionally, the Facility bears interest at an annual base rate of the Prime Rate minus an acceptable margin of 0.50%. As of December 31, 2021 and 2020, the weighted average interest rate on borrowed amounts was approximately 3.35% and 3.37%, respectively.

While the Facility has a due date within one year of the issuance of these combined financial statements, the Partnership utilizes the financing for long-term operating purposes and does not have liquid funds available to repay the balance as of December 31, 2021. Management intends to renew the Facility on comparable terms at or near the maturity date and believes it is probable such renewal will be successful.